Money Market Portfolio (Prospectus Summary) | Money Market Portfolio
Fund Summary
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These figures do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market Portfolio
Management fees	0.50%
Other expenses	0.10%
Total annual fund operating expenses	0.60%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under
VA contracts and VLI policies; if they were reflected, the figures in the
Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Money Market Portfolio	61	192	335	750

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term dollar-denominated debt securities, including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper and other short-term corporate obligations, and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
Although the fund invests only in high-quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

o Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the fund's average annual total returns over time. The fund's past performance is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. For the fund's current yield, call toll-free 1-800-346-3621.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating  and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.
The bar chart shows changes in the performance of the fund's shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q2, 2007: 1.21% Worst Quarter Q4, 2011: 0.00%
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market Portfolio	0.01%	1.49%	1.76%